Right-Of-Use Assets and Lease Liabilities	12 Months Ended
Dec. 31, 2020
Disclosure of quantitative information about leases for lessee [abstract]
Right-Of-Use Assets and Lease Liabilities
Note 18 – Right-Of-Use Assets and Lease Liabilities

A)	The Group leases the following items:

i)	Land

The leases are typically entered into with government institutions for the construction and operation of OPC’s power plants. They typically run for a period of more than 20 years, with an option for renewal.

ii)	OPC gas transmission infrastructure

The lease for the gas Pressure Regulation and Measurement Station (“PRMS”) relates to the facility at OPC Hadera’s power plant. For further details, please refer to Note 19.B.b.

iii)	Offices

The leases range from 3 to 10 years, with options to extend.

iv)	Low-value items

The total for low-value items on short-term leases are not material. Accordingly, the Group has not recognized right-of-use assets and lease liabilities for these leases.

B)	Right-of-use assets

	As at December 31, 2020
	Balance at beginning of year	Depreciation charge for the year	Adjustments	Balance at end of year
	$ Thousands

Land	6,853	(2,141)	72,299	77,011
PRMS facility	6,506	(449)	457	6,514
Offices	3,305	(500)	(306)	2,499
Others	459	-	(459)	-
	17,123	(3,090)	71,991	86,024

	As at December 31, 2019
	Balance at beginning of year	Depreciation charge for the year	Adjustments	Balance at end of year
	$ Thousands

Land*	6,537	(263)	579	6,853
PRMS facility*	6,866	(451)	91	6,506
Offices	3,573	(487)	219	3,305
Others	423	-	36	459
	17,399	(1,201)	925	17,123

C)	Amounts recognized in the consolidated statements of profit & loss

	As at December 31,	As at December 31,
	2020	2019
	$ Thousands	$ Thousands

Interest expenses in respect of lease liability	149	108

D)	Amounts recognized in the consolidated statements of cash flows

	As at December 31,	As at December 31,
	2020	2019
	$ Thousands	$ Thousands

Total cash outflow for leases	551	618